Schedule of Changes in Biological Assets (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance as of January 1	₪ 3,153	₪ 1,145
Costs of growing medical cannabis plants	24,556	10,450
Change in fair value less selling costs	6,574	3,202
Transfer to inventory	(28,717)	(11,644)
Balance as of December 31	₪ 5,566	₪ 3,153